REVENUE - Collaboration Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Collaboration revenue	$ 944.8	$ 482.6	$ 249.8
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Collaboration revenue	$ 944.8	$ 482.6	$ 249.8